Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Apr. 28, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
DREYFUS ACTIVE MIDCAP FUND | Class A
Prospectus:
Trading Symbol	DNLDX
DREYFUS ACTIVE MIDCAP FUND | Class C
Prospectus:
Trading Symbol	DNLCX
DREYFUS ACTIVE MIDCAP FUND | Class I
Prospectus:
Trading Symbol	DNLRX
DREYFUS ACTIVE MIDCAP FUND | Class Y
Prospectus:
Trading Symbol	DNLYX